RESTATEMENT (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 376,699	$ 118,282	$ 584,394	$ 10,641
Change in operating assets and liabilities:
Accounts receivable	(653,191)	137,964	(671,730)	756,095
Employee Cash Advances			(3,000)	0
Inventory	133,076	(188,632)	(41,793)	(690,069)
Finished Goods Inventory			19,535	(181,453)
Work in process Inventory			7,584	(19,241)
Sales Demo Inventory			396,050	(786,414)
Accounts payable	88,547	(49,710)	(636,147)	50,476
Unearned product Revenues				779,128
Sales tax payable				12,665
Net cash used in Operating Activities	182,193	(91,237)	1,375,287	(1,525,198)
INVESTING ACTIVITIES
Purchase of Machinery & Equipment			(2,750)	(794,945)
Purchase of Vehicles			0	(9,989)
Purchase of Office & Computer Equipment			(2,995)	(39,449)
Purchase of R&D Equipment			(6,920)	(31,053)
Cash outlay for intangible assets	(4,195)	(2,995)
Net Cash Used In Investing Activities	(4,195)	(2,995)	(229,465)	(4,059,716)
FINANCING ACTIVITIES
Proceeds from Notes			(665,084)	926,768
Proceeds from PPP loans	(65,550)	198,750	118,578	198,750
Dividents paid			(310,280)
Proceeds from Sale of Common Stock				4,786,110
Net cash provided by Financing Activities	(327,234)	148,291	(856,787)	5,911,628
Net cash increase for period	(149,236)	54,059	289,035	326,714
Cash - Beginning of period	326,714	0	326,714	0
Cash - End of period	466,513	380,772	615,749	326,714
Cash Paid During the Year for:
Income taxes			15,456	68
Notes Paid During the Year for:
ICT Investments Loan:Note 2			(428,243)	(689,937)
ICT Investments Loan:Notes 2			(236,841)	(236,841)
Total Note			(665,084)	(926,778)
Previously Reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)			584,394	10,641
Change in operating assets and liabilities:
Accounts receivable			671,730	(756,095)
Employee Cash Advances			(3,000)
Inventory			41,793	690,069
Finished Goods Inventory			19,535	(181,453)
Work in process Inventory			7,584	(19,241)
Sales Demo Inventory			396,050	(786,414)
Accounts payable			(636,147)	50,476
Unearned product Revenues				779,128
Lease Liability			312,901	225,054
Sales tax payable				12,665
Net cash used in Operating Activities			1,311,254	(1,355,308)
INVESTING ACTIVITIES
Depreciation and amortization			160,117	26,409
Purchase of Machinery & Equipment			(2,750)	(794,945)
Purchase of Vehicles			0	(9,989)
Purchase of Office & Computer Equipment			(2,995)	(39,449)
Purchase of R&D Equipment			(6,920)	(31,053)
Cash outlay for intangible assets			(216,800)	(3,184,280)
Accumulated amortization			236,130
Operating lease right-of-use			(303,459)	(196,299)
Net Cash Used In Investing Activities			(136,677)	(4,229,606)
FINANCING ACTIVITIES
Proceeds from Notes			(665,084)	926,768
Deferred lease liability			(28,755)
Proceeds from PPP loans			118,578	198,750
Dividents paid			(310,280)
Proceeds from Sale of Common Stock				4,786,110
Net cash provided by Financing Activities			(885,541)	5,911,628
Net cash increase for period			289,035	326,714
Cash - Beginning of period	$ 326,714	$ 0	326,714	0
Cash - End of period			615,749	326,714
Cash Paid During the Year for:
Income taxes			15,456	68
Interest			49,351	43,300
Notes Paid During the Year for:
ICT Investments Loan:Note 2			(428,243)	(689,937)
ICT Investments Loan:Notes 2			(236,841)	(236,841)
Total Note			$ (665,084)	$ (926,778)